Loss Per Share (Details) - Schedule of loss per share - CHF (SFr)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of loss per share [Abstract]
Loss attributable to owners of the Company	SFr (6,754,579)	SFr (2,658,501)
Weighted average number of shares outstanding	12,454,812	4,585,054
Basic and diluted loss per share	SFr (0.54)	SFr (0.58)